Changes in Presentation and Additional Disclosures	12 Months Ended
Dec. 31, 2024
Changes in Presentation and Additional Disclosures [Abstract]
Changes in Presentation and Additional Disclosures

Note 30 – Changes in Presentation and Additional Disclosures

During the year ended December 31, 2024, the Company made certain changes in the presentation of its consolidated financial statements to improve transparency and to provide more relevant information to users of the financial statements. These changes are considered reclassifications and do not impact previously reported net income or total equity. The key changes include:

1.	Gross Margin Presentation

For the first time, the Company has presented gross profit as a separate line item in the consolidated statement of profit or loss. In prior years, only total revenue and total expenses were presented without a gross margin breakdown.

2.	Disaggregation of Other Income/Expenses

The “Other income” line item has been further disaggregated to include categories such as:

o	Income from grants and donations

o	Change in fair value of contingent consideration

o	Finance costs by related and non-related parties

This breakdown provides more detailed insight into non-operating activities.

3.	Related Party Presentation

Certain related party accounts have been separated from non-related party accounts in both the consolidated statement of financial position and the statement of profit or loss, including:

o	Trade and other receivables/payables

o	Loan receivables/payables

o	General and administrative expenses

o	Net fair value gains and losses on financial assets

4.	Segment Reporting

Segment reporting disclosures under IFRS 8 were included for the first time in the December 31, 2024 financial statements. Based on management representation, and consistent with our understanding during the 2023 audit, the Chief Operating Decision Maker (CODM) did not evaluate the Company’s performance based on segmented information during 2023. Therefore, segment disclosures were not presented in the prior year and are newly presented in the current year based on operational changes.

The segment disclosures presented for the years ended December 31, 2023 and 2022 were not audited by the predecessor auditor, and the current (successor) auditor has not audited or expressed an opinion on this segment information. This clarification should be reflected in the auditor’s report to ensure users understand that the prior period segment data is unaudited.

Management believes these presentation changes enhance comparability and provide more meaningful information for investors and stakeholders. For clarity, no amounts previously reported for the year ended December 31, 2023 have been changed. Comparative figures have only been reclassified where applicable to align with the current year’s presentation format, and these changes had no impact on net loss, total assets, total liabilities, or shareholders' equity previously reported.